Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Jun. 30, 2015
Loans, Allowance for Loan Losses and Credit Quality
Schedule of composition of the Company's loan portfolio

	June 30, 2015			June 30, 2014
	Originated	Purchased	Total	Originated	Purchased	Total
	(Dollars in thousands)
Residential real estate	$106,275	$2,068	$108,343	$116,972	$3,687	$120,659
Home equity	24,326	—	24,326	27,975	—	27,975
Commercial real estate	148,425	200,251	348,676	116,617	199,481	316,098
Commercial business	122,860	273	123,133	41,518	282	41,800
Consumer	7,659	—	7,659	9,884	—	9,884

Total loans	$409,545	$202,592	$612,137	$312,966	$203,450	$516,416

Summary of past due and non-accrual loans

	June 30, 2015
	30 - 59 Days	60 - 89 Days	Past Due 90 Days or More-Still Accruing	Past Due 90 Days or More- Nonaccrual	Total Past Due	Total Current	Total Loans	Non- Accrual Loans
	(Dollars in thousands)
Originated portfolio:
Residential real estate	$239	$973	$—	$1,393	$2,605	$103,670	$106,275	$3,021
Home equity	9	—	—	11	20	24,306	24,326	11
Commercial real estate	300	—	—	704	1,004	147,421	148,425	994
Commercial business	—	—	—	2	2	122,858	122,860	2
Consumer	105	29	—	56	190	7,469	7,659	190

Total originated portfolio	653	1,002	—	2,166	3,821	405,724	409,545	4,218
Purchased portfolio:
Residential real estate	—	—	—	—	—	2,068	2,068	—
Commercial business	—	—	—	—	—	273	273	—
Commercial real estate	86	299	—	2,410	2,795	197,456	200,251	6,532

Total purchased portfolio	86	299	—	2,410	2,795	199,797	202,592	6,532

Total loans	$739	$1,301	$—	$4,576	$6,616	$605,521	$612,137	$10,750

	June 30, 2014
	30 - 59 Days	60 - 89 Days	Past Due 90 Days or More-Still Accruing	Past Due 90 Days or More- Nonaccrual	Total Past Due	Total Current	Total Loans	Non- Accrual Loans
	(Dollars in thousands)
Originated portfolio:
Residential real estate	$222	$728	$—	$1,573	$2,523	$114,449	$116,972	$1,743
Home equity	109	7	—	120	236	27,739	27,975	160
Commercial real estate	126	136	—	629	891	115,726	116,617	1,162
Commercial business	—	—	—	—	—	41,518	41,518	5
Consumer	188	24	—	49	261	9,623	9,884	139

Total originated portfolio	645	895	—	2,371	3,911	309,055	312,966	3,209
Purchased portfolio:
Residential real estate	—	—	—	—	—	3,687	3,687	—
Commercial business	—	—	—	—	—	282	282	—
Commercial real estate	—	—	—	1,995	1,995	197,486	199,481	4,116

Total purchased portfolio	$—	$—	$—	$1,995	$1,995	$201,455	$203,450	$4,116

Total loans	$645	$895	$—	$4,366	$5,906	$510,510	$516,416	$7,325

Schedule of allowance for loan losses by portfolio segment

	Year ended June 30, 2015
	Residential Real Estate	Commercial Real Estate	Commercial Business	Consumer	Purchased	Unallocated	Total
	(Dollars in thousands)
Beginning balance	$580	$358	$48	$79	$268	$34	$1,367
Provision	344	335	38	(37)	15	22	717
Recoveries	24	1	34	21	—	—	80
Charge-offs	(207)	—	(3)	(28)	—	—	(238)

Ending balance	$741	$694	$117	$35	$283	$56	$1,926

	Year ended June 30, 2014
	Residential Real Estate	Commercial Real Estate	Commercial Business	Consumer	Purchased	Unallocated	Total
	(Dollars in thousands)
Beginning balance	$594	$173	$70	$189	$76	$41	$1,143
Provision	190	211	13	(66)	190	(7)	531
Recoveries	63	—	8	25	2	—	98
Charge-offs	(267)	(26)	(43)	(69)	—	—	(405)

Ending balance	$580	$358	$48	$79	$268	$34	$1,367

Schedule of allowance for loan losses by portfolio segment and impairment methodology

	June 30, 2015
	Residential Real Estate	Commercial Real Estate	Commercial Business	Consumer	Purchased	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Individually evaluated	$435	$21	$—	$—	$—	$—	$456
Collectively evaluated	306	673	117	35	—	56	1,187
ASC 310-30	—	—	—	—	283	—	283

Total	$741	$694	$117	$35	$283	$56	$1,926

Loans:
Individually evaluated	$4,095	$2,381	$2	$253	$—	$—	$6,731
Collectively evaluated	126,506	146,044	122,858	7,406	—	—	402,814
ASC 310-30	—	—	—	—	202,592	—	202,592

Total	$130,601	$148,425	$122,860	$7,659	$202,592	$—	$612,137

	June 30, 2014
	Residential Real Estate	Commercial Real Estate	Commercial Business	Consumer	Purchased	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Individually evaluated	$190	$84	$—	$6	$—	$—	$280
Collectively evaluated	390	274	48	73	—	34	820
ASC 310-30	—	—	—	—	268	—	267

Total	$580	$358	$48	$79	$268	$34	$1,367

Loans:
Individually evaluated	$2,314	$2,549	$—	$240	$—	$—	$5,103
Collectively evaluated	142,633	114,068	41,518	9,644	—	—	307,863
ASC 310-30	—	—	—	—	203,450	—	203,450

Total	$144,947	$116,617	$41,518	$9,884	$203,450	$—	$516,416

Schedule of Impaired Loans

	At June 30, 2015			For the Year Ended June 30, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)			(Dollars in thousands)
Impaired loans without a valuation allowance:
Originated:
Residential real estate	$1,975	$2,076	$—	$1,490	$92
Consumer	253	262	—	226	80
Commercial real estate	1,505	1,510	—	1,436	71
Commercial business	2	2	—	1	1
Purchased:					—
Commercial real estate	7,673	9,606	—	5,265	249

Total	11,408	13,456	—	8,418	493
Impaired loans with a valuation allowance:
Originated:
Residential real estate	2,120	2,060	435	1,715	87
Consumer	—	—	—	20	17
Commercial real estate	876	870	21	1,029	59
Commercial business	—	—	—	—	—
Purchased:
Commercial real estate	1,208	1,644	260	1,549	41

Total	4,204	4,574	716	4,313	204

Total impaired loans	$15,612	$18,030	$716	$12,731	$697

	At June 30, 2014			For the Year Ended June 30, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)			(Dollars in thousands)
Impaired loans without a valuation allowance:
Originated:
Residential real estate	$1,005	$1,081	$—	$1,038	$41
Consumer	200	205	—	132	8
Commercial real estate	1,368	1,371	—	782	40
Commercial business	—	—	—	51	8
Purchased:
Commercial real estate	2,857	4,148	—	2,639	89

Total	5,430	6,805	—	4,642	186
Impaired loans with a valuation allowance:
Originated:
Residential real estate	1,309	1,278	190	1,323	65
Consumer	40	47	6	75	5
Commercial real estate	1,181	1,187	84	1,131	78
Commercial business	—	—	—	30	1
Purchased:
Commercial real estate	1,890	2,215	166	1,228	76

Total	4,420	4,727	446	3,787	225

Total impaired loans	$9,850	$11,532	$446	$8,429	$411

Schedule of the Company's loans by risk rating

	June 30, 2015
	Originated Portfolio
	Commercial Real Estate	Commercial Business	Residential(1)	Purchased Portfolio	Total
	(Dollars in thousands)
Loans rated 1 - 6	$142,321	$122,829	$8,049	$190,193	$463,392
Loans rated 7	4,417	31	634	5,628	10,710
Loans rated 8	1,687	—	429	6,771	8,887
Loans rated 9	—	—	23	—	23
Loans rated 10	—	—	—	—	—

	$148,425	$122,860	$9,135	$202,592	$483,012

	June 30, 2014
	Originated Portfolio
	Commercial Real Estate	Commercial Business	Residential(1)	Purchased Portfolio	Total
	(Dollars in thousands)
Loans rated 1 - 6	$110,044	$41,271	$11,941	$189,986	$353,242
Loans rated 7	4,880	46	940	8,619	14,485
Loans rated 8	1,693	201	670	4,845	7,409
Loans rated 9	—	—	—	—	—
Loans rated 10	—	—	—	—	—

	$116,617	$41,518	$13,551	$203,450	$375,136

(1)	Certain of the Company's loans made for commercial purposes, but secured by residential collateral, are rated under the Company's risk-rating system.

Schedule of company's post modification balance of TDRs by type of modification

	Year Ended June 30,
	2015		2014
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Extended maturity	7	$1,934	5	$2,082
Adjusted interest rate	9	430	2	118
Rate and maturity	6	211	6	306
Principal deferment	1	443	2	341
Court ordered concession	4	84	2	50
Other	—	—	2	171

	27	$3,102	19	$3,068

Schedule of loans modified in a TDR and the change in the recorded investment subsequent to the modifications

	Year Ended June 30,
	2015			2014
	Number of Contracts	Recorded Investment Pre-Modification	Recorded Investment Post-Modification	Number of Contracts	Recorded Investment Pre-Modification	Recorded Investment Post-Modification
	(Dollars in thousands)
Originated portfolio:
Residential real estate	17	$1,223	$1,223	4	$164	$164
Home equity	—	—	—	2	22	22
Commercial real estate	1	200	200	5	691	691
Commercial business	—	—	—	1	18	18
Consumer	6	51	51	4	144	144

Total originated portfolio	24	1,474	1,474	16	1,039	1,039
Purchased portfolio:
Commercial real estate	3	1,628	1,628	3	1,990	2,029

Total purchased portfolio	3	1,628	1,628	3	1,990	2,029

Total	27	$3,102	$3,102	19	$3,029	$3,068

Schedule of loans that have been modified during the past twelve months which have subsequently defaulted

	Year Ended June 30,
	2015		2014
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Residential	3	$100	3	$163
Consumer	—	—	1	10

	3	$100	4	$173

Summary of loans acquired by the Company accounted for under ASC 310-30

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Contractually required payments receivable	$128,452	$116,786
Nonaccretable difference	(2,042)	(1,564)

Cash flows expected to be collected	126,410	115,222
Accretable yield	(43,756)	(35,399)

Fair value of loans acquired	$82,654	$79,823

Summary of the loans acquired by the Company are not accounted for using the income recognition model
June 30, 2015
(Dollars in thousands)
Loans acquired during the period	$357
Loans at end of period	6,127

Summary of the activity in the accretable yield for loans accounted for under ASC 310-30

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Beginning balance	$109,040	$108,251
Acquisitions	43,756	35,399
Accretion	(16,886)	(15,433)
Reclassifications from nonaccretable difference, net	157	791
Disposals and other changes	(24,618)	(19,968)

End balance	$111,449	$109,040

Information related to the unpaid principal balance and carrying amounts of ASC 310-30 loans
	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Unpaid principal balance	$235,716	$239,376
Carrying amount	199,113	201,171